Summary of Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded Balance
Recorded Balance, With no related allowance recorded	$ 2,079	$ 2,888
Recorded Balance, With an allowance recorded	6,642	12,365
Recorded Balance, total	8,721	15,253
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	2,079	3,639
Unpaid Principal Balance, With an allowance recorded	8,594	12,364
Unpaid Principal Balance, total	10,673	16,003
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	669	6,209
Specific allowance, total	669	6,209
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	1,794	3,407
Average Investment in Impaired Loans, With an allowance recorded	8,155	11,551
Average Investment in Impaired Loans, total	9,949	14,958
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	52	1
Interest Income Recognized, With an allowance recorded	122	367
Interest Income Recognized, total	174	368
Commercial Real Estate
Recorded Balance
Recorded Balance, With no related allowance recorded	890
Recorded Balance, With an allowance recorded	3,144	6,671
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	890
Unpaid Principal Balance, With an allowance recorded	4,878	6,671
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	154	3,002
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	678
Average Investment in Impaired Loans, With an allowance recorded	4,620	4,987
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	24
Interest Income Recognized, With an allowance recorded	64	232
Residential
Recorded Balance
Recorded Balance, With no related allowance recorded	1,008	2,353
Recorded Balance, With an allowance recorded	1,962	1,356
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	1,008	2,353
Unpaid Principal Balance, With an allowance recorded	2,180	1,355
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	147	451
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	951	2,359
Average Investment in Impaired Loans, With an allowance recorded	1,512	1,378
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	28
Interest Income Recognized, With an allowance recorded	43	54
HELOC
Recorded Balance
Recorded Balance, With no related allowance recorded	181	510
Recorded Balance, With an allowance recorded	1,536	2,149
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	181	510
Unpaid Principal Balance, With an allowance recorded	1,536	2,149
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	368	977
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	165	523
Average Investment in Impaired Loans, With an allowance recorded	2,024	2,159
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded		1
Interest Income Recognized, With an allowance recorded	15	51
Construction
Recorded Balance
Recorded Balance, With no related allowance recorded		25
Recorded Balance, With an allowance recorded		2,150
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded		776
Unpaid Principal Balance, With an allowance recorded		2,150
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded		1,740
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded		525
Average Investment in Impaired Loans, With an allowance recorded		2,150
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded
Interest Income Recognized, With an allowance recorded
Commercial
Recorded Balance
Recorded Balance, With an allowance recorded		39
Unpaid Principal Balance
Unpaid Principal Balance, With an allowance recorded		39
Specific allowance for impairment of loans
Specific allowance, With an allowance recorded		39
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With an allowance recorded		877
Interest Income Recognized
Interest Income Recognized, With an allowance recorded		$ 30